Share-based payments - ESP Activity (Details) - ESP	6 Months Ended
Jun. 30, 2019 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested contributions, beginning of period (in shares)	1,120,426
Contributions (in shares)	312,010
Dividends credited (in shares)	29,297
Vested (in shares)	(269,118)
Forfeited (in shares)	(77,008)
Unvested contributions, end of period (in shares)	1,115,607
Weighted average fair value at measurement date, other equity instruments granted | $	$ 59